UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Argonaut Capital Management Corp.
Name:     Brian Kessler
Title:    Chief Financial Officer and Chief Compliance Officer
Phone:    212-752-6988


Signature, Place and Date of Signing:

/s/ Brian Kessler               New York, New York            May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   39,620
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.

2.       028- 14211               Argonaut Global Macro Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011

COLUMN 1                       COLUMN  2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
--------------               --------------  ---------  --------  ----------------  --------------  --------   -------------------
                                                         VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT PRN CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
--------------               --------------  ---------  --------  ------- --- ----  --------------  --------   ------ ------  ----
ALTRIA GROUP INC             COM             02209S103      729   28,000  SH        SHARED-DEFINED     1       28,000
ALTRIA GROUP INC             COM             02209S103      588   22,590  SH             SOLE         NONE     22,590
APPLE INC                    COM             037833100    2,802    8,040  SH             SOLE         NONE      8,040
AUTOZONE INC                 COM             053332102      962    3,515  SH        SHARED-DEFINED     1        3,515
AUTOZONE INC                 COM             053332102      680    2,485  SH             SOLE         NONE      2,485
BROADCOM CORP                CL A            111320107      648   16,464  SH        SHARED-DEFINED     1       16,464
BROADCOM CORP                CL A            111320107      454   11,536  SH             SOLE         NONE     11,536
CARBO CERAMICS INC           COM             140781105      635    4,502  SH        SHARED-DEFINED     1        4,502
CARBO CERAMICS INC           COM             140781105      451    3,198  SH             SOLE         NONE      3,198
CENTURY ALUM CO              COM             156431108      972   52,022  SH        SHARED-DEFINED     1       52,022
CENTURY ALUM CO              COM             156431108      691   36,978  SH             SOLE         NONE     36,978
CITRIX SYS INC               COM             177376100      601    8,178  SH        SHARED-DEFINED     1        8,178
CITRIX SYS INC               COM             177376100      428    5,822  SH             SOLE         NONE      5,822
DELL INC                     COM             24702R101      552   38,077  SH        SHARED-DEFINED     1       38,077
DELL INC                     COM             24702R101      391   26,923  SH             SOLE         NONE     26,923
EV ENERGY PARTNERS LP        COM UNITS       26926V107      511    9,491  SH        SHARED-DEFINED     1        9,491
EV ENERGY PARTNERS LP        COM UNITS       26926V107      361    6,709  SH             SOLE         NONE      6,709
GENERAL DYNAMICS CORP        COM             369550108    1,286   16,798  SH        SHARED-DEFINED     1       16,798
GENERAL DYNAMICS CORP        COM             369550108      904   11,802  SH             SOLE         NONE     11,802
GRAMERCY CAP CORP            COM             384871109      311   73,254  SH        SHARED-DEFINED     1       73,254
GRAMERCY CAP CORP            COM             384871109      219   51,746  SH             SOLE         NONE     51,746
HARMAN INTL INDS INC         COM             413086109      411    8,768  SH        SHARED-DEFINED     1        8,768
HARMAN INTL INDS INC         COM             413086109      292    6,232  SH             SOLE         NONE      6,232
HELMERICH & PAYNE INC        COM             423452101    1,205   17,544  SH        SHARED-DEFINED     1       17,544
HELMERICH & PAYNE INC        COM             423452101      856   12,456  SH             SOLE         NONE     12,456
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100      463   11,717  SH        SHARED-DEFINED     1       11,717
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100      328    8,283  SH             SOLE         NONE      8,283
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105      703   29,462  SH        SHARED-DEFINED     1       29,462
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105      504   21,138  SH             SOLE         NONE     21,138
PHILIP MORRIS INTL INC       COM             718172109    2,048   31,210  SH        SHARED-DEFINED     1       31,210
PHILIP MORRIS INTL INC       COM             718172109    1,483   22,590  SH             SOLE         NONE     22,590
POLO RALPH LAUREN CORP       CL A            731572103    1,100    8,900  SH             SOLE         NONE      8,900
QUALCOMM INC                 COM             747525103      481    8,767  SH        SHARED-DEFINED     1        8,767
QUALCOMM INC                 COM             747525103      342    6,233  SH             SOLE         NONE      6,233
RESEARCH IN MOTION LTD       COM             760975102      828   14,646  SH        SHARED-DEFINED     1       14,646
RESEARCH IN MOTION LTD       COM             760975102      585   10,354  SH             SOLE         NONE     10,354
RPC INC                      COM             749660106      668   26,374  SH        SHARED-DEFINED     1       26,374
RPC INC                      COM             749660106      472   18,626  SH             SOLE         NONE     18,626
SANDRIDGE ENERGY INC         COM             80007P307    2,100  164,038  SH        SHARED-DEFINED     1      164,038
SANDRIDGE ENERGY INC         COM             80007P307    1,484  115,962  SH             SOLE         NONE    115,962
SEABRIDGE GOLD INC           COM             811916105      856   26,900  SH        SHARED-DEFINED     1       26,900
SEABRIDGE GOLD INC           COM             811916105      608   19,100  SH             SOLE         NONE     19,100
TEXTRON INC                  COM             883203101    1,051   38,375  SH        SHARED-DEFINED     1       38,375
TEXTRON INC                  COM             883203101      757   27,625  SH             SOLE         NONE     27,625
TITAN INTL INC ILL           COM             88830M102    2,075   77,964  SH        SHARED-DEFINED     1       77,964
TITAN INTL INC ILL           COM             88830M102    1,698   63,820  SH             SOLE         NONE     63,820
TRANSDIGM GROUP INC          COM             893641100      614    7,323  SH        SHARED-DEFINED     1        7,323
TRANSDIGM GROUP INC          COM             893641100      434    5,177  SH             SOLE         NONE      5,177





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